Taxes Payable (Details) - Schedule of taxes payable - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Schedule of taxes payable [Abstract]
Corporate income tax	$ 4,039,124	$ 3,632,709
Value-added tax (“VAT”)	503,360	585,979
Related surcharges on VAT payable	1,648	13,703
Total	$ 4,544,132	$ 4,232,391